Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

March 1, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)

File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the YieldMax™ AAPL Option Income Strategy ETF, YieldMaxTM ABNB Option Income Strategy ETF, YieldMaxTM ADBE Option Income Strategy ETF, YieldMaxTM AI Option Income Strategy ETF, YieldMaxTM AMD Option Income Strategy ETF, YieldMax™  AMZN Option Income Strategy ETF, YieldMaxTM BA Option Income Strategy ETF, YieldMaxTM BIIB Option Income Strategy ETF, YieldMax™  BRK.B Option Income Strategy ETF, YieldMax™  COIN Option Income Strategy ETF, YieldMaxTM DIS Option Income Strategy ETF, YieldMax™ GOOGL Option Income Strategy ETF, YieldMaxTM INTC Option Income Strategy ETF, YieldMaxTM JPM Option Income Strategy ETF, YieldMax™ META Option Income Strategy ETF, YieldMaxTM MRNA Option Income Strategy ETF, YieldMaxTM MSFT Option Income Strategy ETF, YieldMax™ NFLX Option Income Strategy ETF, YieldMaxTM NKE Option Income Strategy ETF, YieldMax™  NVDA Option Income Strategy ETF, YieldMaxTM  ORCL Option Income Strategy ETF, YieldMaxTM PYPL Option Income Strategy ETF, YieldMaxTM ROKU Option Income Strategy ETF, YieldMaxTM SNOW Option Income Strategy ETF, YieldMax™  SQ Option Income Strategy ETF, YieldMaxTM TGT Option Income Strategy ETF, and YieldMax™  TSLA Option Income Strategy ETF, YieldMaxTM XOM Option Income Strategy ETF and YieldMaxTM ZM Option Income Strategy ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the Fund’s most recent amendment effective February 28, 2024, and filed electronically as Post-Effective Amendment No. 179 to the Trust’s Registration Statement on Form N-1A on February 28, 2024.

If you have any questions or require further information, please contact Michael Pellegrino at (844) 986-7700 (Extension 746) or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Tidal Investments LLC